Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Summary of Inventories

			12.31.2024				12.31.2023
			Gross book value	Write-down for obsolescence	Write-down for market value	Net book value	Gross book value	Write-down for obsolescence	Write-down for market value	Net book value
Raw materials			1,302.6	(84.6)	—	1,218.0	1,118.9	(81.7)	—	1,037.2
Work in process			840.9	—	—	840.9	774.9	—	—	774.9
Spare parts			476.5	(38.2)	(0.9)	437.4	477.6	(34.3)	(1.4)	441.9
Finished goods	(i	)	76.8	—	—	76.8	61.6	—	—	61.6
Held by third parties			112.2	(4.5)	—	107.7	97.5	(1.3)	—	96.2
Advances to suppliers			39.1	—	—	39.1	25.4	—	—	25.4
Inventory in transit			163.2	—	—	163.2	155.7	—	—	155.7
Consumption materials			58.4	(5.4)	—	53.0	51.7	(8.6)	—	43.1

			3,069.7	(132.7)	(0.9)	2,936.1	2,763.3	(125.9)	(1.4)	2,636.0

Summary of Loss Due to Reduction in Market Value
The movement of write-down for reduction in market value was as follows:

	12.31.2024	12.31.2023	12.31.2022
Beginning balance	(1.4)	(5.7)	(1.0)
Additions	—	(0.6)	(5.9)
Disposals	0.1	—	1.2
Reversals	0.4	4.9	—

Ending balance	(0.9)	(1.4)	(5.7)

Summary of Loss Due to Obsolescence
The movement of write-down for obsolescence was as follows:

	12.31.2024	12.31.2023	12.31.2022
Beginning balance	(125.9)	(126.1)	(150.9)
Additions	(52.9)	(50.5)	(38.4)
Disposals	11.5	13.5	54.0
Reversals	33.9	37.5	8.6
Foreign exchange gain (loss)	0.7	(0.3)	0.6

Ending balance	(132.7)	(125.9)	(126.1)